Revenue (Details) - Schedule of Revenue from the Transfer of Goods and Services - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Hardware [Member]
Revenue (Details) - Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total revenue streams	$ 101,702	$ 5,690,577	$ 5,236,331
Inter-revenue streams	(39,339)	(154,415)	(356,104)
Revenue from external
customer contracts	62,363	5,536,162	4,880,227
Timing of revenue recognition
At a point in time	62,363	5,536,162	4,880,227
Over time
Total	62,363	5,536,162	4,880,227
Software [Member]
Revenue (Details) - Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total revenue streams	173,123	4,586,842	22,654,095
Inter-revenue streams	(85,817)		(1,201,482)
Revenue from external
customer contracts	87,306	4,586,842	21,452,613
Timing of revenue recognition
At a point in time	87,306	4,586,842	21,452,613
Over time
Total	87,306	4,586,842	21,452,613
Service [Member]
Revenue (Details) - Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total revenue streams	76,157,234	13,107,708	15,933,436
Inter-revenue streams	(11,611,912)	(821,904)	(23,413)
Revenue from external
customer contracts	64,545,322	12,285,804	15,910,023
Timing of revenue recognition
At a point in time
Over time	64,545,322	12,285,804	15,910,023
Total	64,545,322	12,285,804	15,910,023
Total [Member]
Revenue (Details) - Schedule of Revenue from the Transfer of Goods and Services [Line Items]
Total revenue streams	76,432,059	23,385,127	43,823,862
Inter-revenue streams	(11,737,068)	(976,319)	(1,580,999)
Revenue from external
customer contracts	64,694,991	22,408,808	42,242,863
Timing of revenue recognition
At a point in time	149,669	10,123,004	26,332,840
Over time	64,545,322	12,285,804	15,910,023
Total	$ 64,694,991	$ 22,408,808	$ 42,242,863